Taxation - Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Profit before tax	€ 227.1	€ 168.5	€ 76.0
Tax charge at the standard UK corporation tax rate 19% (2017: 19.25%; 2016: 20%)	(43.2)	(32.5)	(15.2)
Difference in tax rates	(14.8)	(10.0)	(10.0)
Non tax deductible interest	0.0	4.4	0.0
Other income and expenses not taxable or deductible	5.3	16.8	(7.4)
Unrecognized tax assets	0.6	(19.3)	(1.8)
Provisions for uncertainties	(7.3)	1.0	(11.6)
Impact of change in deferred tax rates	0.0	4.4	7.0
Prior period adjustment	2.8	3.2	(0.6)
Total tax expense	€ (56.6)	€ (32.0)	€ (39.6)
Standard tax rate	19.00%	19.25%	20.00%
Effective tax rate	24.90%	19.00%